POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ (279)	$ (233)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ 319	$ 266
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Rate of future compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 20	$ 17
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (20)	$ (17)
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year	1 year
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 76	$ 61
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (80)	$ (64)
Duration of reasonably possible increase in actuarial assumption	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year	1 year